Cover	Jan. 20, 2026
Cover [Abstract]
Entity Registrant Name	BrooQLy Inc.
Entity Central Index Key	0001854526
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 20, 2026
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	3753 Plaza Dr
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	734
Local Phone Number	773-3776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false